Stock Plans (Tables) - Titan Pharmaceuticals Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Stock Option Activity

The following table summarizes option activity:

	Shares (in thousands)	Weighted- Average Exercise Price per share	Weighted- Average Remaining Option Term (in years)	Aggregate Intrinsic Value (in thousands of U.S. dollars)
Outstanding at December 31, 2024	79	$69.85	7.15	$-
Outstanding at September 30, 2025	68	$47.72	6.53	$-
Exercisable at September 30, 2025	68	$47.72	6.53	$-

The following table summarizes option activity for the year ended December 31, 2024:

	Shares (in thousands)	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands of U.S. dollars)
Outstanding at January 1, 2024	93	$73.46	8.35	$-
Granted	-			-
Released	-			-
Cancelled/expired	(14)	89.81		-
Outstanding at December 31, 2024	79	$69.85	7.15	$-
Exercisable at December 31, 2024	79	$69.85	7.15	$-

Schedule of Assumptions to Estimate the Stock-based Compensation Expense

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense:

	For the Years Ended December 31,
	2024	2023
Weighted-average risk-free interest rate	-%	4.1%
Expected dividend payments	-	-
Expected holding period (years)(1)	-	5.28
Weighted-average volatility factor(2)	-	1.10
Estimated forfeiture rates for options granted(3)	-%	7%

(1)	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.
(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

Schedule of Stock Based Compensation Expense

The following table summarizes the stock-based compensation expense:

	For the Years Ended December 31,
(in thousands of U.S. dollars)	2024	2023
Research and development	$-	$112
General and administrative	-	901
Total stock-based compensation expense	$-	$1,013